                        LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000

                                                                    A0075  08/00

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                         June 30, 2000
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   TED GIULIANO & CATHERINE WATERWORTH, PORTFOLIO CO-MANAGERS
   Neuberger Berman AMT Limited Maturity Bond Portfolio produced a 1.93% return during the first six months of 2000,(1) while its benchmark, the Merrill Lynch 1-3 Year Treasury Index provided a 2.99% return. In the first half of 2000 extreme volatility in many short-duration sectors continued, due to three short-term interest rate increases, totaling 100 basis points, by the Federal Reserve Board. These were part of the Fed's continued attempt to forestall a re-acceleration of inflation in a fast-growing economy. It has raised rates a total of 175 basis points since June 1999. U.S. Treasury securities performed best in this environment, while corporate securities and other higher yield/higher risk market sectors generally lagged.
   In addition to the Fed's tightening, a series of factors depressed valuations of corporate bonds, agency bonds and other non-Treasury securities. The U.S. Treasury Department announced plans for large debt buybacks, causing a rally in long-term bonds and a yield curve inversion. Interest rates on three- and six-month Treasury bills rose about 50 basis points while rates on 10-year Treasury bonds fell over 40 basis points. This slammed the non-Treasury sectors of the market in which our limited maturity portfolio invests. The inversion of the yield curve spawned talk of a "hard landing" for the economy, a negative for corporate securities in particular. Also, the correction in the equity markets, from mid-March to late May added to concerns about corporate profitability, event risk, and deteriorating credit fundamentals. Finally, Congress introduced legislation proposing to remove the implied credit guarantee backing U.S. government agency debt. The spread on three-year agency debt over comparable Treasuries almost doubled to over 60 basis points.
   Given that U.S. Treasury bonds were the best performing sector during the period, diversified bond portfolio strategies were hurt. But, after five months of increasing spreads between the interest rates of Non-Treasury and Treasury sectors, the corporate sector finally began to perform well in June, as did other non-Treasury sectors such as mortgage-backed and agency securities.
   We are cautiously optimistic about the limited-term bond markets' future prospects. Toward the end of the first half, we began to see signs of a potential economic slow-down -- which may indicate that the Fed's tightening policies are beginning to work. If interest-rate hikes ultimately slow the economy without triggering a recession, the Fed may soon refrain from raising interest rates further, and bond yields should begin to trend downward, benefiting all fixed-income sectors. With the portfolio's current 30-day yield at 6.94%, the potential for better returns could be on the horizon.

Sincerely,

/s/ Ted Giuliano                          /s/ Catherine Waterworth
Ted Giuliano                              Catherine Waterworth
PORTFOLIO CO-MANAGER                      PORTFOLIO CO-MANAGER

(1)3.09%, 4.63% and 5.72% were the average annual returns for the 1-, 5- and 10-year periods ended June 30, 2000. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Neuberger Berman Management Inc. currently absorbs certain operating expenses of the Portfolio. Absent such arrangement, which is subject to change, the total returns would have been less.

   The 30-day yield shown for the Portfolio was 6.94% for the period ended
   June 30, 2000. Past performance does not guarantee future results and shares when redeemed may be worth more or less than their original cost. The performance does not reflect separate account and insurance policy and fees and expenses charged under the variable insurance contracts.

   Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gains distributions. The portfolio invests in many securities not included in the above-described index.

   The composition, industries and holdings of the portfolio are subject to change.

   The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

   Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used in their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

SCHEDULE OF INVESTMENTS
Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

  Principal                                           Rating           Market
    Amount                                      Moody's     S&P       Value(1)
--------------                                  --------  --------  ------------
                U.S. TREASURY SECURITIES
                (9.6%)
   $ 9,145,000  U.S. Treasury Notes, 5.75%,
                due 6/30/01                       TSY       TSY     $  9,079,275
     3,500,000  U.S. Treasury Notes, 6.375%,
                due 9/30/01                       TSY       TSY        3,493,437
     2,855,000  U.S. Treasury Notes, 5.875%,
                due 10/31/01                      TSY       TSY        2,831,803
     4,230,001  U.S. Treasury
                Inflation-Indexed Notes,
                3.375%, due 1/15/07               TSY       TSY        4,059,481
                                                                    ------------
                TOTAL U.S. TREASURY SECURITIES
                (COST $19,568,487)                                    19,463,996
                                                                    ------------
                U.S. GOVERNMENT AGENCY
                SECURITIES (21.4%)
    39,700,000  Fannie Mae, Notes, 4.625%,
                due 10/15/01                      AGY       AGY       38,607,615
       135,000  Freddie Mac, Notes, 5.75%,
                due 7/15/03                       AGY       AGY          130,405
     4,680,000  Fannie Mae, Notes, 5.625%,
                due 5/14/04                       AGY       AGY        4,456,848
                                                                    ------------
                TOTAL U.S. GOVERNMENT AGENCY
                SECURITIES (COST $43,213,263)                         43,194,868
                                                                    ------------
                MORTGAGE-BACKED SECURITIES
                (12.8%)
     1,949,934  GE Capital Mortgage Services,
                Inc., REMIC Pass-Through
                Certificates, Ser. 1998-25,
                Class B3, 6.25%, due 12/25/28    BB(2)                 1,362,212(3)
       760,327  BA Mortgage Securities, Inc.,
                Mortgage Pass-Through
                Certificates, Ser. 1998-6,
                6.25%, due 12/26/28              BB(2)                   507,993(3)
     1,300,113  PNC Mortgage Securities Corp.,
                Pass-Through Certificates,
                Ser. 1999-1, Class 1B4,
                6.25%, due 2/25/29               BB(2)                   866,403(3)
     1,139,081  GE Capital Mortgage Services,
                Inc., REMIC Pass-Through
                Certificates, Ser. 1999-2,
                Class B3, 6.50%, due 4/25/29     BB(2)                   774,279(3)
       875,049  GE Capital Mortgage Services,
                Inc., REMIC Pass-Through
                Certificates, Ser. 1999-11,
                Class B3, 6.50%, due 7/25/29     BB(2)                   610,757(3)
       755,745  Morgan Stanley Capital I Inc.,
                Commercial Mortgage
                Pass-Through Certificates,
                Ser. 1998-HF2, 6.01%, due
                11/15/30                         BB(2)                   517,095(3)
FANNIE MAE
     3,259,803  Pass-Through Certificates,
                7.00%, due 6/1/11                 AGY       AGY        3,236,427
     3,391,567  Pass-Through Certificates,
                6.50%, due 5/1/13                 AGY       AGY        3,289,562
FREDDIE MAC
        32,375  Mortgage Participation
                Certificates, 10.00%,
                due 4/1/20                        AGY       AGY           34,337
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     3,214,537  Pass-Through Certificates,
                7.00%, due 12/15/28               AGY       AGY        3,131,990
     9,969,274  Pass-Through Certificates,
                6.50%, due 2/15/29-8/15/29        AGY       AGY        9,474,280
     2,038,782  Pass-Through Certificates,
                8.00%, due 5/15/30                AGY       AGY        2,060,442
                                                                    ------------
                TOTAL MORTGAGE-BACKED
                SECURITIES (COST $26,317,551)                         25,865,777
                                                                    ------------

Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio

  Principal                                           Rating           Market
    Amount                                      Moody's     S&P       Value(1)
--------------                                  --------  --------  ------------
                ASSET-BACKED SECURITIES (8.7%)
   $ 2,040,000  Honda Auto Lease Trust,
                Ser. 1999-A, Class A4, 6.45%,
                due 9/16/02                       Aaa       AAA     $  2,026,087
     2,900,000  Premier Auto Trust,
                Ser. 1998-1, Class A4, 5.70%,
                due 10/6/02                       Aaa       AAA        2,865,113
       392,608  Navistar Financial Owner
                Trust, Ser. 1996-B,
                Class A-3, 6.33%, due 4/21/03     Aaa       AAA          392,541
       567,974  Chevy Chase Auto Receivables
                Trust, Ser. 1996-2, Class A,
                5.90%, due 7/15/03                Aaa       AAA          564,686
     2,215,000  Capital Auto Receivables Asset
                Trust, Ser. 2000-1, Class A3,
                6.96%, due 11/17/03               Aaa       AAA        2,209,152
       570,000  DaimlerChrysler Auto Trust,
                Auto Loan Certificates, Ser.
                2000-A, Class A3, 7.09%,
                due 12/6/03                       Aaa       AAA          570,097
     5,070,000  Ford Credit Auto Owner Trust,
                Ser. 2000-C, Class A4, 7.24%,
                due 2/15/04                       Aaa       AAA        5,079,506
     3,790,000  Nissan Auto Receivables Owner
                Trust, Ser. 2000-B, Class A3,
                7.25%, due 4/15/04                Aaa       AAA        3,804,516
                                                                    ------------
                TOTAL ASSET-BACKED SECURITIES
                (COST $17,484,693)                                    17,511,698
                                                                    ------------
                BANKS & FINANCIAL INSTITUTIONS
                (12.3%)
     1,975,000  Dime Bancorp, Inc., Senior
                Notes, 6.375%, due 1/30/01        Ba1       BBB-       1,959,411
     5,200,000  Capital One Bank, Bank Notes,
                5.95%, due 2/15/01               Baa2       BBB-       5,162,160
     3,760,000  Morgan Stanley, Dean Witter, &
                Co., Global Medium-Term Notes,
                Ser. C, 6.09%, due 3/9/01         Aa3       AA-        3,719,204
     2,640,000  Household Finance Corp.,
                Senior Medium-Term Notes,
                6.06%, due 5/14/01                A2         A         2,611,467
     1,200,000  Dime Bancorp, Inc., Senior
                Notes, 7.00%, due 7/25/01         Ba1       BBB-       1,188,523
     2,570,000  Lehman Brothers Holdings,
                Inc., Medium-Term Notes,
                Ser. E, 7.00%, due 5/15/03        A3         A         2,508,559
     2,230,000  Household Finance Corp.,
                Notes, 7.00%, due 8/1/03          A2         A         2,185,601
     2,820,000  Paine Webber Group, Inc.,
                Notes, 6.45%, due 12/1/03        Baa1       BBB+       2,692,333
     2,200,000  Caterpillar Financial Services
                Corp., Notes, 6.875%,
                due 8/1/04                        A2         A+        2,163,165
       810,000  Bank United Corp., Medium-Term
                Notes, Ser. A, 8.00%,
                due 3/15/09                       Ba2       BBB-         720,006
                                                                    ------------
                TOTAL BANKS & FINANCIAL
                INSTITUTIONS
                (COST $25,148,351)                                    24,910,429
                                                                    ------------
                CORPORATE DEBT SECURITIES
                (29.4%)
     1,970,000  Chesapeake Corp., Notes,
                10.375%, due 10/1/00              Ba2       BB+        1,978,845
     2,027,000  Safeway Inc., Notes, 5.75%,
                due 11/15/00                     Baa2       BBB        2,016,968
     2,550,000  AT&T Capital Corp., Notes,
                6.875%, due 1/16/01               A1         A+        2,546,805
     1,060,000  Tyco International Group S.A.,
                Notes, 6.125%, due 6/15/01       Baa1        A-        1,046,672
     1,345,000  CMS Energy Corp., Senior
                Notes, 8.00%, due 7/1/01          Ba3        BB        1,324,446

Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio

  Principal                                           Rating           Market
    Amount                                      Moody's     S&P       Value(1)
--------------                                  --------  --------  ------------
   $ 2,700,000  Telecom Argentina Stet-France
                SA, Medium-Term Notes, 9.75%,
                due 7/12/01                       B1        BBB-    $  2,700,000(3)
     1,940,000  Colonial Realty Limited
                Partnership, Senior Notes,
                7.50%, due 7/15/01               Baa3       BBB-       1,921,966
       910,000  USA Waste Services, Inc.,
                Senior Notes, 6.125%,
                due 7/15/01                       Ba1       BBB          881,148
     1,715,000  Cox Communications, Inc.,
                Notes, 7.00%, due 8/15/01        Baa2       BBB+       1,706,006
       410,000  Times Mirror Co., Notes,
                6.65%, due 10/15/01               A2         A           406,916
     2,625,000  Texas Utilities Co., Notes,
                5.94%, due 10/15/01              Baa3       BBB        2,575,440
     2,000,000  Tyco International Ltd.,
                Notes, 6.50%, due 11/1/01         A3         A-        1,988,544
     1,499,000  Marlin Water Trust, Senior
                Secured Notes, 7.09%,
                due 12/15/01                     Baa1       BBB        1,483,268(3)
     2,800,000  ICI Wilmington, Inc.,
                Guaranteed Notes, 7.50%,
                due 1/15/02                      Baa1       BBB+       2,781,290
       870,000  Century Communications Corp.,
                Senior Notes, 9.75%,
                due 2/15/02                       B1        BB-          870,000
     2,085,000  Sprint Capital Corp.,
                Medium-Term Notes, 7.625%,
                due 6/10/02                      Baa1       BBB+       2,092,746
     3,000,000  General Motors Acceptance
                Corp., Medium-Term Notes,
                6.30%, due 7/8/02                 A2         A         2,940,279
       800,000  Comdisco, Senior Notes, 7.25%,
                due 9/1/02                       Baa1       BBB+         774,790
     1,950,000  Fort James Corp., Senior
                Notes, 6.50%, due 9/15/02        Baa2       BBB        1,903,083
     1,625,000  Commercial Credit Co., Notes,
                6.375%, due 9/15/02               Aa3       AA-        1,593,992
     1,300,000  Adelphia Communications Corp.,
                Senior Notes, Ser. B, 9.25%,
                due 10/1/02                       B1         B+        1,282,125
     2,330,000  Conseco, Inc., Notes, 8.50%,
                due 10/15/02                      Ba3       BB-        1,677,600
     1,300,000  Valero Energy, Notes, 6.75%,
                due 12/15/02                     Baa3       BBB-       1,256,186(3)
     1,300,000  American Standard, Inc.,
                Senior Notes, 7.125%,
                due 2/15/03                       Ba3       BB-        1,238,250
     1,520,000  Cox Radio Inc., Notes, 6.25%,
                due 5/15/03                      Baa2       BBB+       1,459,907
       440,000  Core-Mark International, Inc.,
                Senior Subordinated Notes,
                11.375%, due 9/15/03              B3         B           409,200
     2,000,000  Akzo Nobel Inc., Guaranteed
                Notes, 6.00%, due 11/15/03        A2         A-        1,897,096(3)
       505,000  Loomis Fargo & Co., Senior
                Subordinated Notes, 10.00%,
                due 1/15/04                       B3         B           484,800
     1,341,340  PDVSA Finance Ltd., Notes,
                8.75%, due 2/15/04               Baa1                  1,324,859(3)
       570,000  EOP Operating Limited
                Partnership, Notes, 6.625%,
                due 2/15/05                      Baa1       BBB+         540,943
     3,680,000  Heritage Media Corp., Senior
                Subordinated Notes, 8.75%,
                due 2/15/06                       Ba3       BB+        3,606,400
     1,130,000  Gulf Canada Resources Ltd.,
                Senior Notes, 8.35%,
                due 8/1/06                        Ba1       BBB-       1,118,700
       325,000  Printpack, Inc., Senior
                Subordinated Notes, Ser. B,
                10.625%, due 8/15/06             Caa1        B           302,250
     2,130,000  Time Warner Inc., Notes,
                8.11%, due 8/15/06               Baa3       BBB        2,170,434
        25,000  Newport News Shipbuilding
                Inc., Senior Subordinated
                Notes, 9.25%, due 12/1/06         Ba3        B+           25,000
       720,000  Jones Intercable, Inc., Senior
                Notes, 8.875%, due 4/1/07        Baa3       BBB          731,700

Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio

  Principal                                           Rating           Market
    Amount                                      Moody's     S&P       Value(1)
--------------                                  --------  --------  ------------
    $  585,000  HydroChem Industrial Services,
                Inc., Senior Subordinated
                Notes, Ser. B, 10.375%,
                due 8/1/07                       Caa1        B-     $    447,525
     1,720,000  Interpool, Inc., Notes, 7.20%,
                due 8/1/07                       Ba2(4)    BB+(4)      1,389,244
       640,000  Thiokol Corp., Senior Notes,
                6.625%, due 3/1/08                A3         A+          583,379
       260,000  IMPAC Group, Inc., Senior
                Subordinated Notes, 10.125%,
                due 3/15/08                       B3         B-          282,100
     1,710,000  Fort James Corp., Notes,
                6.234%, due 3/15/11              Baa2       BBB        1,693,071
                                                                    ------------
                TOTAL CORPORATE DEBT
                SECURITIES (COST $61,797,222)                         59,453,973
                                                                    ------------
                FOREIGN GOVERNMENT SECURITIES
                (1.0%)
     2,240,000  Republic of Argentina,
                Floating Rate Notes, 7.375%,
                due 3/31/05
                (COST $2,032,120)                 B1         BB        2,041,312
                                                                    ------------
                FOREIGN SECURITIES(5) (3.1%)
 CAD 3,670,000  Canadian Treasury Bills,
                Yielding 5.95%, due 3/29/01       Aa1       AAA        2,374,341
DKK 32,300,000  Kingdom of Denmark, 4.00%,
                due 3/15/02                       Aaa                  4,010,793
                                                                    ------------
                TOTAL FOREIGN SECURITIES (COST
                $6,412,895)                                            6,385,134
                                                                    ------------
                CORPORATE COMMERCIAL PAPER
                (1.0%)
     2,000,000  Motorola, Inc., 6.54%,
                due 8/18/00
                (COST $1,982,560)                 P-1       A1+        1,982,560(6)
                                                                    ------------
                REPURCHASE AGREEMENT (1.0%)
     1,970,000  State Street Bank and Trust
                Co. Repurchase Agreement,
                6.65%, due 7/3/00, dated
                6/30/00, Maturity Value
                $1,971,092, Collateralized by
                $2,010,000 Fannie Mae,
                Medium-Term Notes, 6.40%, due
                9/27/01 (Collateral Value
                $2,032,613) (COST $1,970,000)                          1,970,000(6)
                                                                    ------------
                TOTAL INVESTMENTS (100.3%)
                (COST $205,927,142)                                  202,779,747(7)
                Liabilities, less cash,
                receivables and other assets
                [(0.3%)]                                                (617,385)
                                                                    ------------
                TOTAL NET ASSETS (100.0%)                           $202,162,362
                                                                    ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) Investment securities of the Fund are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At June 30, 2000, these securities amounted to $13,300,148 or 6.6% of net assets.
4) Rated BBB by Fitch Investors Services, Inc.
5) Principal amount is stated in the currency in which the security is denominated.

   CAD-Canadian Dollar
   DKK-Danish Kroner

6) At cost, which approximates market value.
7) At June 30, 2000, the cost of investments for U.S. Federal income tax purposes was $205,927,142. Gross unrealized appreciation of investments was $459,695 and gross unrealized depreciation of investments was $3,607,090, resulting in net unrealized depreciation of $3,147,395, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                                 June 30,
                                                                   2000
                                                               (UNAUDITED)
                                                               ------------
ASSETS
      Investments in securities, at market value (Cost
       $205,927,142)
        (Note A)--see Schedule of Investments                  $202,779,747
      Cash                                                            3,902
      Receivable for securities sold                              2,863,074
      Interest receivable                                         2,777,537
      Receivable for Fund shares sold                               130,391
      Prepaid expenses and other assets                               2,396
                                                               ------------
                                                                208,557,047
                                                               ------------
LIABILITIES
      Payable for securities purchased                            5,884,857
      Payable for Fund shares redeemed                              296,048
      Accrued expenses                                              105,013
      Payable to administrator (Note B)                              66,934
      Payable to investment manager (Note B)                         41,833
                                                               ------------
                                                                  6,394,685
                                                               ------------
NET ASSETS at value                                            $202,162,362
                                                               ------------

NET ASSETS consist of:
      Par value                                                $     16,059
      Paid-in capital in excess of par value                    221,541,112
      Accumulated undistributed net investment income             6,529,808
      Accumulated net realized loss on investments              (22,777,394)
      Net unrealized depreciation in value of investment
       securities and translation of assets and liabilities
       in foreign currencies                                     (3,147,223)
                                                               ------------
NET ASSETS at value                                            $202,162,362
                                                               ------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)             16,059,099
                                                               ------------

NET ASSET VALUE, offering and redemption price per share             $12.59
                                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                                  For the
                                                                Six Months
                                                                   Ended
                                                                 June 30,
                                                                   2000
                                                                (UNAUDITED)
                                                                -----------
INVESTMENT INCOME
    Interest income                                             $ 7,278,501
                                                                -----------
    Expenses:
      Administration fee (Note B)                                   439,562
      Investment management fee (Note B)                            274,818
      Custodian fees (Note B)                                        63,439
      Shareholder reports                                            25,935
      Trustees' fees and expenses                                    10,120
      Legal fees                                                      6,821
      Amortization of deferred organization and initial
       offering expenses (Note A)                                     5,344
      Auditing fees                                                   4,286
      Miscellaneous                                                   6,512
                                                                -----------
        Total expenses                                              836,837
      Expenses reduced by custodian fee expense offset
       arrangement (Note B)                                          (2,703)
                                                                -----------
        Total net expenses                                          834,134
                                                                -----------
        Net investment income                                     6,444,367
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities sold              (5,809,300)
    Net realized loss on foreign currency transactions
     (Note A)                                                      (394,016)
    Change in net unrealized depreciation of investment
     securities, translation of assets and liabilities in
     foreign currencies, and foreign currency contracts
     (Note A)                                                     3,745,895
                                                                -----------
        Net loss on investments                                  (2,457,421)
                                                                -----------
        Net increase in net assets resulting from operations    $ 3,986,946
                                                                -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                                Six Months
                                                                  Ended              Year
                                                                 June 30,           Ended
                                                                   2000          December 31,
                                                               (UNAUDITED)           1999
                                                               ------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                      $  6,444,367      $ 15,209,991
    Net realized loss on investments                             (6,203,316)       (4,585,872)
    Change in net unrealized appreciation (depreciation) of
     investments                                                  3,745,895        (6,926,317)
                                                               ------------------------------
    Net increase in net assets resulting from operations          3,986,946         3,697,802
                                                               ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                       (15,205,048)      (15,115,273)
                                                               ------------------------------
FROM FUND SHARE TRANSACTIONS:
    Proceeds from shares sold                                    20,901,085        68,525,498
    Proceeds from reinvestment of dividends                      15,205,048        15,115,273
    Payments for shares redeemed                                (71,081,764)     (101,212,944)
                                                               ------------------------------
    Net decrease from Fund share transactions                   (34,975,631)      (17,572,173)
                                                               ------------------------------
NET DECREASE IN NET ASSETS                                      (46,193,733)      (28,989,644)
NET ASSETS:
    Beginning of period                                         248,356,095       277,345,739
                                                               ------------------------------
    End of period                                              $202,162,362      $248,356,095
                                                               ------------------------------
    Accumulated undistributed net investment income at end
     of period                                                 $  6,529,808      $ 15,290,489
                                                               ------------------------------
NUMBER OF FUND SHARES:
    Sold                                                          1,650,947         5,175,651
    Issued on reinvestment of dividends                           1,228,194         1,162,713
    Redeemed                                                     (5,578,671)       (7,643,903)
                                                               ------------------------------
    Net decrease in shares outstanding                           (2,699,530)       (1,305,539)
                                                               ------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated
   May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Limited Maturity Bond Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Limited Maturity Bond Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Limited Maturity Bond Investments.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain

Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
 7) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,955,974, $296,579, $1,871,355, $2,478,607, and $3,975,890
    expiring in 2002, 2004, 2005, 2006, and 2007, respectively, determined as of December 31, 1999), it is the policy of the Fund not to distribute such gains.
       The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
 8) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
 9) ORGANIZATION EXPENSES: Organization expenses incurred by the Fund were fully amortized as of June 30, 2000.
10) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
11) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND
          OTHER TRANSACTIONS WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

   The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets.
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has contractually undertaken through April 30, 2001 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. For the six months ended June 30, 2000, no reimbursement to the Fund was required.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $2,703.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 2000, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $136,982,965 and $120,990,631, respectively.
   During the six months ended June 30, 2000, the Fund had entered into various contracts to deliver currencies at specified future dates. At June 30, 2000, there were no open contracts.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.(2)

                                        Six Months Ended
                                            June 30,
                                              2000                                  Year Ended December 31,
                                          (UNAUDITED)           1999          1998          1997          1996           1995
                                        -----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $13.24            $13.82        $14.12        $14.05        $14.71            $14.02
                                        -----------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                       .37               .77           .80           .88           .92               .82
    Net Gains or Losses on Securities
 (both realized and unrealized)                (.13)             (.58)         (.21)          .02          (.34)              .65
                                        -----------------------------------------------------------------------------------------
      Total From Investment Operations          .24               .19           .59           .90           .58              1.47
                                        -----------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
 income)                                       (.89)             (.77)         (.89)         (.83)        (1.24)             (.78)
                                        -----------------------------------------------------------------------------------------
Net Asset Value, End of Period               $12.59            $13.24        $13.82        $14.12        $14.05            $14.71
                                        -----------------------------------------------------------------------------------------
Total Return(3)                               +1.93%(4)         +1.48%        +4.39%        +6.74%        +4.31%           +10.94%
                                        -----------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
 millions)                                   $202.2            $248.4        $277.3        $251.1        $256.9            $238.9
                                        -----------------------------------------------------------------------------------------
    Ratio of Gross Expenses to Average
 Net Assets(5)                                  .76%(6)           .76%          .76%          .77%          .78%              .71%
                                        -----------------------------------------------------------------------------------------
    Ratio of Net Expenses to Average
 Net Assets                                     .76%(6)           .76%          .76%          .77%          .78%              .71%
                                        -----------------------------------------------------------------------------------------
    Ratio of Net Investment Income to
 Average Net Assets                            5.86%(6)          5.81%         5.83%         6.27%         6.01%             5.99%
                                        -----------------------------------------------------------------------------------------
    Portfolio Turnover Rate                      64%              139%           44%           86%          132%              104%
                                        -----------------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust             June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Limited Maturity Bond Investment's income and expenses under the prior master/feeder fund structure.
2) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) Not annualized.
5) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.